Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2021-3

Collection Period	01/01/24-01/31/24
Determination Date	2/9/2024
Distribution Date	2/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$574,395,739.95
2.	Collections allocable to Principal		$22,927,877.89
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,645,636.33
5.	Pool Balance on the close of the last day of the related Collection Period		$549,822,225.73
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		50,991
7.	Initial Pool Balance		$1,754,385,994.70
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$329,349,774.96	$304,776,260.74
	e. Class A-4 Note Balance	$143,290,000.00	$143,290,000.00
	f. Class B Note Balance	$27,190,000.00	$27,190,000.00
	g. Class C Note Balance	$47,370,000.00	$47,370,000.00
	h. Class D Note Balance	$22,810,000.00	$22,810,000.00
	i. Note Balance (sum a - h)	$570,009,774.96	$545,436,260.74
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.5428813	0.5023757
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.3257199	0.3116779
10.	Overcollateralization Target Amount		$4,385,964.99
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,385,964.99
12.	Weighted Average Coupon		8.47%
13.	Weighted Average Original Term	months	66.98
14.	Weighted Average Remaining Term	months	34.06
15.	Applicable reference rate for the interest period ending 2/14/2024		N/A
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 2/14/2024		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,190,550.39
	b. Liquidation Proceeds allocable to Finance Charge		$6,918.75
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,197,469.14
18.	Principal:
	a. Collections allocable to Principal		$22,927,877.89
	b. Liquidation Proceeds allocable to Principal		$1,036,039.61
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$23,963,917.50
19.	Total Finance Charge and Principal Collections (17d + 18d)		$28,161,386.64
20.	Interest Income from Collection Account		$96,373.06
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$28,257,759.70

Available Funds
23.	Available Collections	$28,257,759.70
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$28,257,759.70
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$478,663.12
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$478,663.12
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$—
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$—
	i. Class A-2b Monthly Interest	$—
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$—
	m. Class A-3 Monthly Interest	$150,951.98
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$150,951.98
	q. Class A-4 Monthly Interest	$88,362.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$88,362.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$22,658.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$22,658.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$49,343.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$49,343.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$28,512.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$28,512.50

36.	Quaternary Principal Distributable Amount	$20,187,549.23
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$21,006,041.08
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,385,964.99
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,197,469.14
	b. Total Daily Deposits of Principal Collections	$23,963,917.50
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$96,373.06
	e. Total Deposits to Collection Account (sum a - d)	$28,257,759.70
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$478,663.12
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,913,342.95
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,865,753.63
	f. Total Withdrawals from Collection Account (sum a - e)	$28,257,759.70
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$—
	c. Class A-2b Interest Distribution	$—
	d. Class A-3 Interest Distribution	$150,951.98
	e. Class A-4 Interest Distribution	$88,362.17
	f. Class B Interest Distribution	$22,658.33
	g. Class C Interest Distribution	$49,343.75
	h. Class D Interest Distribution	$28,512.50
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$24,573,514.22
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,913,342.95
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$24,724,466.20
	e. Class A-4 Distribution	$88,362.17
	f. Class B Distribution	$22,658.33
	g. Class C Distribution	$49,343.75
	h. Class D Distribution	$28,512.50
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,913,342.95

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,865,753.63
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,865,753.63
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$4,385,964.99
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$4,385,964.99
51.	Investment Earnings	$19,459.88
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$4,405,424.87
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$19,459.88
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$4,385,964.99
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$478,663.12
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,913,342.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,865,753.63
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$19,459.88
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$24,724,466.20
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$88,362.17
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$22,658.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$49,343.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$28,512.50
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,865,753.63

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,648	$23,052,388.57
	b. 61 to 90 days past due	1,184	$17,712,554.25
	c. 91 to 120 days past due	211	$2,928,733.62
	d. 121 or more days past due	1	$13,716.12
	e. Total Past Due (sum a - d)	3,044	$43,707,392.56
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		7.9494%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	131	$1,645,636.33
77.	Recoveries	256	$1,042,958.36
78.	Net Losses (Ln 76 - Ln 77)		$602,677.97
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1049%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,427	$53,465,460.84
81.	Recoveries	2,817	$24,255,720.22
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$29,209,740.62
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.6650%
84.	Average Net Loss on Defaulted Receivables		$8,523.41

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$8,405,380.51
86.	Pool Balance on the close of the last day of the preceding Collection Period		$574,395,739.95
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.46%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 9, 2024.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer